Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [Line Items]
Revenues		$ 7,476	$ 7,258
Staff costs	[1]	(2,590)	(2,551)
Goods and services	[1]	(1,479)	(1,469)
Other operating expenses		(373)	(363)
Fair value adjustments on acquired deferred revenue		20	9
Reportable segments adjusted EBITDA		3,054	2,884
Corporate costs		(118)	(105)
Remove fair value adjustments on acquired deferred revenue		(20)	(9)
Fair value adjustments		(18)	17
Depreciation		(111)	(113)
Other operating gains, net		164	144
Operating profit		2,132	2,109
Net interest expense		(143)	(125)
Other finance (costs) income		(55)	45
Share of post-tax (losses) earnings in equity method investments		(28)	40
Tax (expense) benefit		(423)	123
Earnings from continuing operations		1,483	2,192
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		2,868	2,922
Staff costs	[1]	(874)	(936)
Goods and services	[1]	(499)	(539)
Other operating expenses		(139)	(146)
Fair value adjustments on acquired deferred revenue			1
Reportable segments adjusted EBITDA		1,356	1,302
Operating segments [member] | Corporates [Member]
Disclosure of operating segments [Line Items]
Revenues		1,987	1,844
Staff costs	[1]	(733)	(678)
Goods and services	[1]	(414)	(396)
Other operating expenses		(124)	(105)
Fair value adjustments on acquired deferred revenue			6
Reportable segments adjusted EBITDA		716	671
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		1,302	1,165
Staff costs	[1]	(359)	(327)
Goods and services	[1]	(298)	(267)
Other operating expenses		(42)	(44)
Fair value adjustments on acquired deferred revenue		20
Reportable segments adjusted EBITDA		623	527
Operating segments [member] | Reuters [member]
Disclosure of operating segments [Line Items]
Revenues		853	832
Staff costs	[1]	(468)	(439)
Goods and services	[1]	(177)	(166)
Other operating expenses		(34)	(33)
Fair value adjustments on acquired deferred revenue			2
Reportable segments adjusted EBITDA		174	196
Operating segments [member] | Global Print [Member]
Disclosure of operating segments [Line Items]
Revenues		490	519
Staff costs	[1]	(156)	(171)
Goods and services	[1]	(115)	(125)
Other operating expenses		(34)	(35)
Reportable segments adjusted EBITDA		185	188
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues		(24)	(24)
Goods and services	[1]	24	24
Software [Member]
Disclosure of operating segments [Line Items]
Amortization		(721)	(618)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization		$ (98)	$ (91)

[1]	Refer to note 5 for components of staff costs and definition of goods and services.